Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Long-Term Incentive Awards – Stock Options and Restricted Stock Units
We believe that stock-based compensation, such as stock options and restricted stock units (“RSUs”), serves to further align the interests of our executive officers with those of our stockholders, reward long-term value-creation, and increase retention, and it is therefore a significant element of our executive compensation. We do not have a formal plan requiring us to grant equity awards on specified dates; however, we typically grant options and/or RSUs to our employees, including executives, upon the commencement of their employment and make additional grants on an annual basis as part of the annual review of performance and compensation at the December meeting of the Board of Directors. Neither the Board of Directors nor the Compensation Committee takes material nonpublic information into account when determining the timing or terms of equity awards, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During the year ended December 31, 2025, we did not grant equity awards to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form
8-K
that disclosed material nonpublic information.
Our equity incentive plans permit both time-based and performance-based vesting of awards. The vesting schedule for long-term incentive awards for our NEOs has historically been time-based. Because vesting occurs over multiple years and only if the employee continues to be employed with us at the time of vesting, and because the realized value of the equity awards is directly related to our stock price, our Board of Directors believes these equity awards encourage our employees to remain with our company, promote a long-term perspective on corporate success, directly incentivize the NEOs to build long-term value, and align the interests of our employees, including the NEOs, with our stockholders. However, in December 2025, our Compensation Committee recognized upcoming milestones that are key to the Company’s success, and it recommended that the Board of Directors approve equity incentive awards with performance-based vesting based on a desire to appropriately motivate employees to achieve these critical milestones and enhance retention. Specifically, the Compensation Committee recommended RSUs for the Company’s executives with vesting tied to the achievement of regulatory approval of the Company’s product candidate.
We generally make an initial equity award to our executive officers in connection with the commencement of their employment or with a promotion. In connection with the promotion of Dr. Wasfi to Chief Medical Officer in October 2025, our Board of Directors granted her an option to purchase 70,000 shares of our common stock, which vests quarterly over four years, and an RSU award for 35,000 shares of our common stock, which vests in full upon the two-year anniversary
of the date of her promotion.
In December 2025, our Compensation Committee and our Board of Directors considered equity awards to our employees, including our NEOs, in connection with the annual performance and compensation review process. After considering the performance of the executives, as well as the market data provided by Aon, the Compensation Committee recommended, and the Board of Directors approved, the following equity awards to the NEOs:

Executive Officer	Number of RSUs (1)
Matthew Pauls	600,000
Yasmine Wasfi	240,000
Robert Lutz	250,000
David Lowrance	250,000

(1)
Two-thirds
of the shares subject to the RSU shall vest in full on the date that the U.S. Food and Drug Administration approves the Company’s Biologics License Application (the “BLA”) for molgramostim for the treatment of autoimmune PAP and
(ii) one-third
of the shares subject to the RSU shall vest in full on the date that the European Medicines Agency approves the Company’s marketing authorisation application for molgramostim for the treatment of autoimmune PAP.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false